Financial Assets and Financial Liabilities - Schedule of Financial Assets and Liabilities (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Financial assets at amortized cost
Non-current financial assets	€ 6,235,346	€ 3,092,290
thereof marketable securities	5,997,963	2,854,405
Current financial assets	34,993,289	34,462,352
thereof marketable securities	34,665,371	33,969,390
Financial liabilities at amortized cost
Trade and other payables	9,946,234	11,549,150
Financial liabilities at fair value
Non-current liabilities to shareholders	€ 4,549,915